PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (206,542)		¥ (217,582)
Property and equipment, net	298,792	$ 45,605	358,022
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, cost	40,167		40,167
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	270,914		316,665
Less: Accumulated depreciation	(136,692)
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	101,267		122,171
Less: Accumulated depreciation	(46,539)
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,043		3,043
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	20,454		20,504
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 69,489		¥ 73,054